UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:
                       Name:       Healy Circle Capital
                                   Management, LLC
                       Address:    153 East 53rd Street
                                   New York, New York 10022

                       13F File    028-10763
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Aaron Tawil
Title:                Chief Operating
                      Officer
Phone:                212-446-2443
Signature,            Place,                and Date of Signing:
Aaron Tawil           New York, New York    August 13, 2004

Report Type (Check only one.):
                      [ X]        13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this   None
Manager:

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                    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included         None
Managers:
Form 13F Information Table       25
Entry Total:
Form 13F Information Table       $42,394
Value Total:

List of Other Included           None
Managers:

FORM 13F INFORMATION TABLE

Name of Issuer		Class	Cusip		Value(000's)	Shares  Shares	Invstmt Dscretn	Voting Authority

ALLETE			Common	018522102	  922		27700	SH	Sole		27700

ASHLAND INC		Common	044204105 	2,677         	50700	SH 	Sole            50700

BALL CORP		Common	058498106	1,708		23700	SH	Sole		23700

BOISE CASCADE CORP 	Common	097383103 	  753         	20000	SH 	Sole            20000

CLARUS CORP		Common	182707109	  518		45000	SH	Sole		45000

CROWN HOLDINGS INC     	Common	228368106 	2,508          251600	SH	Sole           251600

DANIELSON HOLDING CORP	Common	236274106 	  432         	62500 	SH 	Sole            62500

EAGLE MATERIALS INC	Common	26969P108	2,450		34500	SH	Sole		34500

GAP INC		 	Common	364760108 	1,649         	68000	SH  	Sole            68000

W R GRACE & CO  	Common	38388F108 	  930          150000	SH 	Sole           150000

GRAFTECH INTERNATIONAL 	Common	384313102 	1,699          162400	SH	Sole           162400

INTERACTIVECORP		Common	45840Q101	1,206		40000	SH	Sole		40000

LKQ CORP		Common	501889208 	1,415         	76094	SH	Sole            76094

LAIDLAW INTERNATIONAL	Common	50730R102 	1,632          125900	SH 	Sole           125900

MASCO CORP 		Common	574599106 	2,763         	88600	SH 	Sole            88600

MASSEY ENERGY CORP    	Common	576206106 	2,962          105000	SH  	Sole           105000

MCDERMOTT INTN'L INC 	Common	580037109 	  711         	70000	SH	Sole            70000

PACCAR INC		Common	693718108	1,681    	28996  	SH      Sole		28996

PULTE HOMES INC		Common	745867101	1,821	    	35000 	SH      Sole		35000

REGAL ENTERTAINMENT GRP	Common	758766109  	1,828          101000 	SH      Sole	       101000

SHERWIN WILLIAMS CO	Common  824348106  	1,662  		40000 	SH	Sole		40000

STARWOOD LODGING	Common	85590A203  	1,570    	35000 	SH      Sole		35000

TYCO INTERNATIONAL LTD	Common	902124106  	3,221    	97200 	SH      Sole		97200

WASTE MANAGEMENT INC 	Common	94106L109  	1,992    	65000 	SH      Sole		65000

OMI CORP	 	Common	Y6476W104  	1,684	       141500 	SH      Sole	       141500


